INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2017			2018
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,086	(2,811)	275	$3,114	(3,114)	-
Patents and copyrights	1,695	(42)	1,653	3,752	(566)	3,186

	$4,781	(2,853)	1,928	$6,866	(3,680)	3,186

Schedule of Expected Amortization Expense [Table Text Block]	The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:
Year ending June 30,
2019	$491
2020	491
2021	491
2022	491
2023	491
$2,455